Compensation Plans - Additional Information (Details) (USD $)	12 Months Ended			1 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Employee Benefits Disclosure [Line Items]
Shares available for future grant	18,600,000			18,600,000
Share-based compensation expense	$ 52,000,000	$ 42,000,000	$ 39,000,000
Fair value of market-based share award	13,000,000	4,000,000
Share-based awards, grant date fair value	41,000,000	42,000,000	52,000,000
Unrecognized compensation cost	55,000,000			55,000,000
Intrinsic value of options exercised		3,000,000	7,000,000
Unrecognized compensation cost related to stock options	0			0
Number of unvested stock options	0			0
Pension expense	69,000,000	62,000,000	45,000,000
Defined contribution plans, total expense	25,000,000	25,000,000	22,000,000
TBS Awards
Employee Benefits Disclosure [Line Items]
Weighted-average period over which cost is expected to be recognized	11 months
Restricted Stock Awards
Employee Benefits Disclosure [Line Items]
Award vesting period description	RSAs have been granted to certain officers and non-executive board members and vest at the end of three years,
Award vesting period	3 years
Restricted Stock Units
Employee Benefits Disclosure [Line Items]
Award vesting period description	Carnival Corporation and Carnival plc grant RSUs, which also vest at the end of three years, except for tax release shares, and accrue forfeitable dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared.
Award vesting period	3 years
PBS Awards
Employee Benefits Disclosure [Line Items]
PBS awards earnings per share growth period	3 years
PBS award opportunity to earn, minimum	0.00%	0.00%	0.00%
PBS award opportunity to earn, maximum	200.00%	187.50%	200.00%
MBS award
Employee Benefits Disclosure [Line Items]
Weighted-average period over which cost is expected to be recognized	1 year 6 months
First half of the MBS award | MBS award
Employee Benefits Disclosure [Line Items]
Award vesting period	3 years
Second half of the MBS award | MBS award
Employee Benefits Disclosure [Line Items]
Award vesting period	4 years
General and Administrative Expense
Employee Benefits Disclosure [Line Items]
Share-based compensation expense	48,000,000	39,000,000	36,000,000
Payroll and Related Expenses
Employee Benefits Disclosure [Line Items]
Share-based compensation expense	4,000,000	3,000,000	3,000,000
Pension Plan
Employee Benefits Disclosure [Line Items]
Weighted-average discount rates	3.50%	4.00%		3.50%
Multiemployer Defined Benefit Pension Plan
Employee Benefits Disclosure [Line Items]
Number of multiemployer plans	2
Multiemployer Defined Benefit Pension Plan | MNOPF
Employee Benefits Disclosure [Line Items]
Funded percentage					87.00%
Employer contribution as a percentage of total contributions made by all plan participants	5.00%	5.00%	5.00%
Special assessment invoice expensed in cruise payroll and related expense		15,000,000
Multiemployer Defined Benefit Pension Plan | MNRPF
Employee Benefits Disclosure [Line Items]
Funded percentage						74.00%
Employer contribution as a percentage of total contributions made by all plan participants	5.00%	5.00%	5.00%
Special assessment invoice expensed in cruise payroll and related expense				18,000,000
Remaining estimated obligation of deficit	13,000,000			13,000,000
Contributions to multiemployer plan	$ 24,000,000